Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of actual tax expense

	Year ended December 31,
	2019	2018
Loss before taxes, as reported in the consolidated statements of operations	$1,286	$3,585

Federal and State statutory rate	26.5%	26.5%

Theoretical tax benefit on the above amount at federal statutory tax rate	341	950

Losses and other items for which a valuation allowance was provided or benefit from loss carry forward	(341)	(950)

Actual tax income (expense)	-	-

Schedule of deferred tax assets
	2019	2018
	U.S. dollars in thousands
Deferred tax assets:
Net operating loss carry-forward	$1,830	$2,015
Adjustments	(163)	(578)
Valuation allowance	(1,667)	(1,437)
	$-	$-

Schedule of valuation allowance
U.S. dollars in thousands
Valuation allowance, December 31, 2018	$1,437
Increase due to the recession of the acquisition of Limecom	192
Increase	38
Valuation allowance, December 31, 2019	$1,667